Investments in Affiliates and Available-for-Sale Securities	6 Months Ended
Jun. 30, 2017
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES [Abstract]
INVESTMENTS IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
NOTE 13: INVESTMENT IN AFFILIATES AND AVAILABLE-FOR-SALE SECURITIES
Navios Partners
On August 7, 2007, Navios Holdings formed Navios Partners under the laws of Marshall Islands. Navios GP L.L.C. (the “General Partner”), a wholly owned subsidiary of Navios Holdings, was also formed on that date to act as the general partner of Navios Partners and received a 2.0% general partner interest.
On March 17, 2017, Navios Holdings transferred to Navios Partners its participation in the Navios Revolving Loans I, as defined herein, and the Navios Term Loans I, as defined herein, both relating to Navios Europe I, for a consideration of $33,473, comprised of $4,050 in cash and 13,076,923 newly issued common units of Navios Partners with a fair value of $29,423 (based on Navios Partners' trading price as of the closing of the transaction). Concurrently, Navios Holdings acquired 266,876 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $468. See also Note 8.
On March 20, 2017, Navios Partners announced that it has closed an offering of 47,795,000 common units at $2.10 per common unit, raising approximately $100,369 of gross proceeds. Navios Holdings acquired 975,408 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $2,048.
During the first quarter of 2017, Navios Partners also issued 2,040,000 of common units to certain Navios Partners' directors and/or officers, and 1,200,442 common units pursuant to Navios Partners' Continuous Offering Program Sales Agreement. Concurrently, Navios Holdings acquired 66,131 common units in Navios Partners in order to maintain its 2% general partner interest for a cash consideration of $110.
As of June 30, 2017, Navios Holdings holds a total of 28,421,233 common units and 3,008,908 general partners units, representing a 20.9% interest in Navios Partners, including the 2.0% general partner interest, and the entire investment in Navios Partners is accounted for under the equity method.
As of June 30, 2017 and December 31, 2016, the unamortized difference between the carrying amount of the investment in Navios Partners and the amount of the Company's underlying equity in net assets of Navios Partners was $109,751 and $112,417, respectively. As a result of the other-than temporary-impairment loss recorded as at December 31, 2016, the Company has recomputed this difference which is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Partners' tangible and intangible assets.
Total equity method income/(loss) and amortization of deferred gain of $2,432 and $(2,421) were recognized in “Equity in net (losses)/earnings of affiliated companies” for the three month periods ended June 30, 2017 and 2016, respectively and total equity method income/(loss) of $3,339 and $(1,467) was recognized for the six month periods ended June 30, 2017 and 2016, respectively.
As of June 30, 2017 and December 31, 2016, the carrying amount of the investment in Navios Partners was $58,475 and $24,033, respectively.
No dividends were received during all periods mentioned.
As of June 30, 2017, the market value of the investment in Navios Partners was $49,974.
Acropolis
Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder. As of June 30, 2017 and December 31, 2016, the carrying amount of the investment was $147 and $105, respectively. During both the three and six month periods ended June 30, 2017 and 2016, the Company received dividends of $55 and $85, respectively.
Navios Acquisition
As of June 30, 2017, Navios Holdings had a 43.4% voting and a 46.2% economic interest in Navios Acquisition.
As of June 30, 2017 and December 31, 2016, the unamortized difference between the carrying amount of the investment in Navios Acquisition and the amount of the Company's underlying equity in net assets of Navios Acquisition was $115,562 and $140,131, respectively. As a result of the other-than-temporary-impairment loss recorded as at December 31, 2016, the Company has recomputed this difference which is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Acquisition tangible and intangible assets. As of June 30, 2017, the Company realized $22,603 basis difference to the consolidated statement of comprehensive loss following the other-than-temporary-impairment loss recorded in Navios Acquisition relating to its investment in Navios Midstream.
Total equity method (loss)/income of $(6,507) and $5,474 were recognized in “Equity in net (losses)/earnings of affiliated companies” for the three month periods ended June 30, 2017 and 2016, respectively, and total equity method (loss)/income of $(2,575) and $17,038 was recognized for the six month periods ended June 30, 2017 and 2016, respectively.
As of June 30, 2017 and December 31, 2016, the carrying amount of the investment in Navios Acquisition was $114,189 and $124,062, respectively.
Dividends received for each of the three month periods ended June 30, 2017 and 2016 were $3,649, and for each of the six month periods ended June 30, 2017 and 2016 were $7,298.
As of June 30, 2017, the market value of the investment in Navios Acquisition was $107,277.
Navios Europe I
On December 18, 2013, Navios Europe I acquired ten vessels for aggregate consideration consisting of (i) cash (which was funded with the proceeds of senior loan facilities (the “Senior Loans I”) and loans aggregating to $10,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe I) (collectively, the “Navios Term Loans I”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan I”). In addition to the Navios Term Loans I, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”).
On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
The Navios Term Loans I will be repaid from the future sale of vessels owned by Navios Europe I and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe I under ASC 810 and concluded that Navios Europe I is a VIE and that they are not the party most closely associated with Navios Europe I and, accordingly, is not the primary beneficiary of Navios Europe I.
Navios Holdings further evaluated its investment in the common stock of Navios Europe I under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe I and, therefore, its investment in Navios Europe I is accounted for under the equity method.
The initial investment in Navios Europe I of $4,750 at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe I, which amounted to $6,763. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe I. As of June 30, 2017 and December 31, 2016, the unamortized basis difference of Navios Europe I was $4,372, and $4,710, respectively.
As of June 30, 2017 and December 31, 2016, the estimated maximum potential loss by Navios Holdings in Navios Europe I would have been $23,609 and $18,268, respectively, which represents the Company's carrying value of its investment including accrued interest, of $8,681 (December 31, 2016: $8,198) plus the Company's balance of the Navios Revolving Loans I of $14,929 (December 31, 2016: $10,070), including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans I.
(Loss)/income of $(16) and $330 was recognized in “Equity in net (losses)/earnings of affiliated companies” for the three month periods ended June 30, 2017 and 2016, respectively, and income of $158 and $669 was recognized for the six month periods ended June 30, 2017 and 2016, respectively.
As of June 30, 2017 and December 31, 2016, the carrying amount of the investment in Navios Europe I was $5,998 and $5,967, respectively.
Navios Europe II
On February 18, 2015, Navios Holdings, Navios Acquisition and Navios Partners established Navios Europe II. From June 8, 2015 through December 31, 2015, Navios Europe II acquired 14 vessels for aggregate consideration consisting of: (i) cash consideration of $145,550 (which was funded with the proceeds of a $131,550 senior loan facilities (the “Senior Loans II”) and loans aggregating to $14,000 from Navios Holdings, Navios Acquisition and Navios Partners (in each case, in proportion to their ownership interests in Navios Europe II) (collectively, the “Navios Term Loans II”) and (ii) the assumption of a junior participating loan facility (the “Junior Loan II”) with a face amount of $182,150 and fair value of $99,147, at the acquisition date. In addition to the Navios Term Loans II, Navios Holdings, Navios Acquisition and Navios Partners will also make available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the amount of the Navios Revolving Loans II increased by $14,000.
On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
The Navios Term Loans II will be repaid from the future sale of vessels owned by Navios Europe II and is deemed to be the initial investment by Navios Holdings. Navios Holdings evaluated its investment in Navios Europe II under ASC 810 and concluded that Navios Europe II is a VIE and that they are not the party most closely associated with Navios Europe II and, accordingly, is not the primary beneficiary of Navios Europe II.
Navios Holdings further evaluated its investment in the common stock of Navios Europe II under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Europe II and, therefore, its investment in Navios Europe II is accounted for under the equity method.
The initial investment in Navios Europe II recorded under the equity method of $6,650, at the inception included the Company's share of the basis difference between the fair value and the underlying book value of the assets of Navios Europe II, which amounted to $9,419. This difference is amortized through “Equity in net earnings of affiliated companies” over the remaining life of Navios Europe II. As of June 30, 2017 and December 31, 2016, the unamortized basis difference of Navios Europe II was $7,482 and $7,953, respectively.
As of June 30, 2017 and December 31, 2016, the estimated maximum potential loss by Navios Holdings in Navios Europe II would have been $20,208 and $22,287, respectively which represents the Company's carrying value of its investment (including accrued interest) of $8,145 (December 31, 2016: $7,944) plus the Company's balance of the Navios Revolving Loans II of $12,063 (December 31, 2016: $14,343), including accrued interest, and does not include the undrawn portion of the Navios Revolving Loans II.
Income/ (loss) of $169 and $(73) was recognized in “Equity in net (losses)/earnings of affiliated companies” for the three month periods ended June 30, 2017 and 2016, respectively, and income of $200 and $16 was recognized for the six month periods ended June 30, 2017 and 2016, respectively.
As of June 30, 2017 and December 31, 2016, the carrying amount of the investment in Navios Europe II was $5,289 and $5,894, respectively.
Navios Containers
On June 8, 2017, Navios Containers closed a private placement of 10,057,645 shares of its common stock at a subscription price of $5.00 per share resulting in gross proceeds of $50,288. Navios Holdings invested $5,000 and received 9.9% of the equity of Navios Containers, and Navios Partners invested $30,000 and received 59.7% of the equity. Each of Navios Holdings and Navios Partners also received warrants for the purchase of an additional 1.7% and 6.8%, respectively, of the equity of Navios Containers. The warrants can be exercised for shares of common stock of Navios Containers at the holder's option at an exercise price of $5.00 per share. The warrants have a five year-term, which may be reduced to an earlier expiration date in the event of conversion of Navios Containers into a partnership.
Navios Holdings evaluated its investment in the common stock of Navios Containers under ASC 323 and concluded that it has the ability to exercise significant influence over the operating and financial policies of Navios Containers and, therefore, its investment in Navios Containers is accounted for under the equity method.
Total equity method income of $88 was recognized in “Equity in net (losses)/earnings of affiliated companies” for the three month period ended June 30, 2017.
As of June 30, 2017, the carrying amount of the investment in Navios Containers was $5,088.

Summarized financial information of the affiliated companies is presented below:

	June 30, 2017						December 31, 2016
Balance Sheet	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Containers	Navios Partners	Navios Acquisition	Acropolis	Navios Europe I	Navios Europe II	Navios Containers
Cash and cash equivalents, including restricted cash	$86,048	$56,792	$489	$15,096	$15,235	$34,936	$25,088	$56,658	$720	$10,785	$16,916	$—
Current assets	134,094	91,365	872	20,101	24,997	38,268	56,349	107,282	986	15,980	19,487	—
Non-current assets	1,193,458	1,530,030	73	164,166	224,929	59,065	1,212,231	1,596,337	84	169,925	232,363	—
Current liabilities	68,639	69,225	300	20,153	18,792	32,198	98,950	79,421	413	18,490	24,126	—
Long- term debt including current portion, net	475,017	1,084,699	—	80,773	111,572	33,670	523,776	1,095,938	—	86,060	119,234	—
Non-current liabilities	461,416	1,053,103	—	156,406	199,943	21,353	489,421	1,048,767	—	155,387	184,530	—

	Six Month Period Ended											Six Month Period Ended
	June 30, 2017											June 30, 2016
Income Statement	Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers		Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers
Revenue		$92,429		$122,940		$739	$19,278		$17,402		$3,102		$90,518		$154,914		$617	$20,530		$14,726		$—
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$	n/a	$	n/a	$	n/a	$(3,239	)$	(11,325	)$	n/a	$	n/a	$	n/a	$	n/a	$(739	)$	(11,913	)$	—
Net income/(loss)		$(1,208	)$	(58,802	)$	221	$(4,320	)$	(12,003	)$	881		$(16,598	)$	35,954		$192	$(3,134	)$	(7,122	)$	—

	Three Month Period Ended											Three Month Period Ended
	June 30, 2017											June 30, 2016
Income Statement	Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers		Navios Partners		Navios Acquisition		Acropolis		Navios Europe I	Navios Europe II		Navios Containers
Revenue		$50,018		$58,458		$428	$9,394		$9,401		$3,102		$44,877		$74,495		$238	$10,418		$6,760		$—
Net (loss)/ income before non-cash change in fair value of Junior Loan I and Junior Loan II	$	n/a	$	n/a	$	n/a	$(1,950	)$	(5,058	)$	n/a	$	n/a	$	n/a	$	n/a	$(449	)$	(6,889	)$	—
Net income/(loss)		$4,445		$(64,417	)$	196	$(2,491	)$	(4,113	)$	881		$(16,807	)$	12,184		$(5	)$ -1,955		$(3,220	)$	—

Investments in available-for-sale securities
During 2013, the Company received shares of Korea Line Corporation (“KLC”), and during 2015 and 2016, the Company received shares of Pan Ocean Co. Ltd (“STX”) as partial compensation for the claims filed under the Korean court for all unpaid amounts in respect of the employment of the Company's vessels. The shares were valued at fair value upon the day of issuance. The shares received from KLC and STX were accounted for under the guidance for available-for-sale securities (the “AFS Securities”). The Company has no other types of available-for-sale securities.
 During the third quarter of 2016, the Company sold all KLC and STX securities it held for a total consideration of $5,303.
As of June 30, 2016, the Company considered the decline in fair value of its available-for-sale shares as “other-than-temporary” and therefore recognized a loss of $345 out of accumulated other comprehensive loss. The respective loss was included in other (expense)/income, net in the accompanying consolidated statement of comprehensive loss.